STOCK-BASED COMPENSATION - Compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ 9,178	$ 13,790
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	2,832	2,454
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	8,976	14,240
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ (2,630)	$ (2,904)